Stock-Based Compensation - Stock option activity (Details) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) item $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Number of Options
Outstanding at the beginning			135,822,000	111,877,000
Recapitalization Impact	(87,796,000)			(72,317,000)
Outstanding at the beginning	48,026,000	39,560,000	39,560,000
Granted	19,401,000	26,614,000
Exercised	(3,855,000)	(1,316,000)
Forfeited	(660,000)	(683,000)
Outstanding at the end	62,912,000	64,175,000	48,026,000	39,560,000
Vested	40,194,000
2020	7,066,000
2021	3,223,000
2022	11,390,000
Estimate of Expected to Vest	21,679,000
Effect of estimated forfeitures	1,039,000
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares			$ 1.01	$ 0.84
Recapitalization Impact (in dollars per share) | $ / shares	$ 1.85			1.54
Outstanding (in dollars per share) | $ / shares	2.86	$ 2.38	2.38
Granted (in dollars per share) | $ / shares	0.61	4.70
Exercised (in dollars per share) | $ / shares	1.61	0.96
Forfeited (in dollars per share) | $ / shares	2.53	3.32
Outstanding at the end (in dollars per share) | $ / shares	2.26	$ 2.82	$ 2.86	$ 2.38
Vested (in dollars per share) | $ / shares	2.72
Estimate of Expected to Vest (in dollars per share) | $ / shares	1.44
Effect of estimated forfeitures (in dollars per share) | $ / shares	$ 1.56
Weighted Average Remaining Term (in Years) and aggregate Intrinsic Value
Outstanding (in years)	7 years 9 months 15 days	8 years 1 month 10 days	7 years 7 months 21 days	8 years 1 month 24 days
Vested (in years)	6 years 10 months 28 days
Estimate of Expected to Vest (in years)	9 years 3 months 29 days
Effect of estimated forfeitures (in years)	9 years 6 months 11 days
Outstanding at the end (in dollars) | $	$ 1,968,051	$ 90,252	$ 203,431	$ 69,765
Vested (in dollars) | $	1,225,735
Estimate of Expected to Vest (in dollars) | $	708,362
Effect of estimated forfeitures (in dollars) | $	$ 33,953
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of types of stock-based compensation | item	3
Vesting period	4 years
Expiration period	10 years
Number of Options
Outstanding at the beginning	135,822	111,877	111,877	61,562	44,530
Granted			28,169	53,942	19,296
Exercised			(2,949)	(2,297)	(1,306)
Forfeited			(1,275)	(1,330)	(958)
Outstanding at the end			135,822	111,877	61,562	44,530
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares	$ 1.01	$ 0.84	$ 0.84	$ 0.51	$ 0.22
Granted (in dollars per share) | $ / shares			1.65	1.18	1.17
Exercised (in dollars per share) | $ / shares			0.41	0.25	0.15
Forfeited (in dollars per share) | $ / shares			1.19	0.88	0.61
Outstanding at the end (in dollars per share) | $ / shares			$ 1.01	$ 0.84	$ 0.51	$ 0.22
Weighted Average Remaining Term (in Years) and aggregate Intrinsic Value
Outstanding (in years)			7 years 7 months 21 days	8 years 1 month 24 days	8 years	8 years 2 months 27 days
Outstanding at the end (in dollars) | $			$ 203,431	$ 69,765	$ 32,401	$ 30,680
Time Based Awards [Member]
Number of Options
Outstanding at the beginning			78,772,000	66,527,000
Recapitalization Impact	(50,919,000)			(43,003,000)
Outstanding at the beginning	27,853,000	23,524,000	23,524,000
Granted	4,331,000	14,861,000
Exercised	(2,732,000)	(1,285,000)
Forfeited	(656,000)	(636,000)
Outstanding at the end	28,796,000	36,464,000	27,853,000	23,524,000
Vested	21,147,000
2020	1,966,000
2021	3,223,000
2022	2,110,000
Estimate of Expected to Vest	7,299,000
Effect of estimated forfeitures	350,000
Performance Shares [Member]
Number of Options
Outstanding at the beginning			11,233,000	5,161,000
Recapitalization Impact	(7,261,000)			(3,336,000)
Outstanding at the beginning	3,972,000	1,825,000	1,825,000
Granted		6,263,000
Exercised	(520,000)	(31,000)
Forfeited	(4,000)	(47,000)
Outstanding at the end	3,448,000	8,010,000	3,972,000	1,825,000
Vested	3,448,000
Long Term Incentive Plan Member
Number of Options
Outstanding at the beginning			45,817,000	40,189,000
Recapitalization Impact	(29,616,000)			(25,978,000)
Outstanding at the beginning	16,201,000	14,211,000	14,211,000
Granted	15,070,000	5,490,000
Exercised	(603,000)
Outstanding at the end	30,668,000	19,701,000	16,201,000	14,211,000
Vested	15,599,000
2020	5,100,000
2022	9,280,000
Estimate of Expected to Vest	14,380,000
Effect of estimated forfeitures	689,000